Annual Total Returns- JPMorgan SmartRetirement 2020 Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan SmartRetirement 2020 Fund - Class R2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.27%)	14.00%	13.19%	6.35%	(1.22%)	5.34%	13.27%	(5.97%)	15.09%	9.60%